UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22927

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2016 is set forth below.

Consolidated Schedule of Investments(a)

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio (PDBC)

January 31, 2016

(Unaudited)

Principal Amount		Value

	Federal Home Loan Bank - 89.4%
	Discount Notes - 0.4%
$1,000,000	0.280%, 02/26/16(b) (Cost $999,809)	$999,826
	U.S. Treasury Bills(b) - 89.0%
3,000,000	0.140%, 02/04/16	2,999,955
2,000,000	0.137%, 02/04/16(c)	1,999,970
30,000,000	0.142%, 02/11/16	29,998,320
8,000,000	0.150%, 02/11/16(c)	7,999,552
5,000,000	0.152%, 02/18/16(c)	4,999,520
10,000,000	0.152%, 02/25/16(c)	9,998,560
30,000,000	0.172%, 02/25/16	29,995,680
30,000,000	0.178%, 03/03/16	29,994,120
30,000,000	0.178%, 03/17/16	29,991,540
7,000,000	0.204%, 04/07/16	6,996,605
8,250,000	0.249%, 04/21/16(c)	8,244,745
30,000,000	0.310%, 04/28/16	29,977,590
	Total U.S. Treasury Bills (Cost $193,203,439)	193,196,157
Number of Shares
	Money Market Funds(d) - 8.5%
4,936,424	Invesco Premier Portfolio - Institutional Class, 0.34%	4,936,424
11,034,696	Invesco Short - Term Investment Company Global Series PLC - US Dollar Liquid Portfolio - Institutional Class, 0.37%	11,034,696
2,500,000	Invesco Short - Term Investments Trust - STIC Prime Portfolio - Institutional Class, 0.33%	2,500,000
	Total Money Market Funds (Cost $18,471,120)	18,471,120
	Total Investments (Cost $212,674,368)(e) - 97.9%	212,667,103
	Other assets less liabilities - 2.1%	4,472,467
	Net Assets - 100.0%	$217,139,570

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	All or portion of the value was pledged as collateral to cover margin requirements for open future contracts.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	At January 31, 2016, cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $7,265, which consisted of aggregate gross unrealized appreciation of $17 and aggregate gross unrealized depreciation of $7,282.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Federal Home Loan Bank Securities	$-	$999,826	$-	$999,826
U.S. Treasury Securities	-	193,196,157	-	193,196,157
Money Market Funds	18,471,120	-	-	18,471,120
Futures(a)	(9,326,057)	-	-	(9,326,057)

Total Investments	$9,145,063	$194,195,983	$-	$203,341,046

(a)	Unrealized appreciation (depreciation)

Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2016:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Commodity risk:	$2,007,038	$(11,333,095)
Futures contracts(a)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the three months ended January 31, 2016.

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Gain (Loss)
Futures
Realized Gain (Loss):
Commodity risk	$(1,604,612)
Change in Unrealized Appreciation (Depreciation):
Commodity risk	(7,984,313)

Total	$(9,588,925)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Average Notional Value
Futures contracts	$145,405,457

Open Futures Contracts
	Number of Contracts	Expiration Date/ Commitment	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	566	December-2016/Long	$23,489,000	$(1,839,259)
Corn	722	September-2016/Long	13,934,600	(84,407)
Gasoline RBOB	519	December-2016/Long	24,714,572	(2,357,225)
Gold	183	August-2016/Long	20,446,590	880,587
LME Copper	84	March-2016/Long	9,588,600	73,937
LME Primary Aluminum	270	November-2016/Long	10,368,000	1,417
LME Zinc	247	December-2016/Long	10,133,175	535,132
Natural Gas	531	September-2016/Long	13,126,320	460,177
NY Harbor ULSD	475	June-2016/Long	22,633,275	(2,557,584)
Silver	69	March-2016/Long	4,913,835	55,788
Soybean	322	November-2016/Long	14,377,300	(180,172)
Sugar	925	October-2016/Long	13,716,640	(1,165,366)
Wheat	551	July-2016/Long	13,513,275	(175,524)
WTI Crude Oil	660	March-2016/Long	22,189,200	(2,973,558)

Total Futures Contracts - Commodity Risk			$217,144,382	$(9,326,057)

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	3/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	3/22/2016

By (Signature and Title)	/s/ Steven Hill
Steven Hill
Treasurer

Date	3/22/2016